Assets Acquired	12 Months Ended
Dec. 31, 2025
Assets Acquired [Abstract]
ASSETS ACQUIRED

NOTE 3 — ASSETS ACQUIRED

Upon consummation of the business combination, Uinta Infrastructure Group Corp., became the public reporting company and was renamed Integrated Rail & Resources Inc., and TSII became a wholly owned subsidiary of Uinta Lower Holdings, Inc. For accounting purposes, the business combination was treated as an asset acquisition in accordance with ASC 805-10-55, as substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset or group of similar identifiable assets.

The purchase price for all of Tar Sands Holdings II, LLC Membership Units was 800,000 shares of Company’s Common Stock in the aggregate and $12 million in Cash consideration payable upon closing of an offering and issued as a promissory note (the “Purchase Price”), which will be measured based on the fair value of the 800,000 shares of Company Common Stock and $12 million in cash given in exchange for the assets received. The Company concluded that it would allocate the cost associated with the asset acquisition to the individual assets acquired and/or liabilities assumed, based on their relative fair values as discussed in ASC 805-50-30-3. The Company measured the fair value in accordance with ASC 820. No goodwill was recognized in an asset acquisition. The Company’s valuation specialist has concluded that the fair value of the assets acquired is equal to the cost of the assets acquired. Based on the conclusions herein that the transaction does not meet the definition of a business under ASC 805 and is accounted for as an asset acquisition.

Preliminary Purchase Price Allocation
Fair value of 800,000 common stock	$8,000,000
Promissory note – cash consideration	12,000,000
Transaction cost incurred (legal and advisory)	1,999,852
Total Purchase Price	$21,999,852

Fair value of construction in process acquired	$15,400,913
Fair value of land acquired	6,635,932
Net liabilities assumed	(36,993)
Fair value of assets acquired	$21,999,852